Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income.
Accumulated Other Comprehensive Loss

Note 13. Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive loss, net of tax by component is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands)	2022	2021	2022	2021
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$6,899	$2,565	$11,759	$3,581
Other comprehensive income (loss) before reclassifications	(531)	7,289	(2,800)	6,545
Amounts reclassified from accumulated comprehensive income	(2,701)	(1,302)	(6,831)	(1,900)
Tax effect	807	(1,461)	2,346	(1,135)
Net accumulated other comprehensive income	4,474	7,091	4,474	7,091
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	—
Balance at end of period	4,474	7,091	4,474	7,091
Foreign currency translation gain
Balance at beginning of period	259	153	259	239
Other comprehensive income (loss) before reclassifications	(9)	21	(9)	(65)
Amounts reclassified from accumulated comprehensive income	—	—	—	—
Tax effect	—	—	—	—
Net other comprehensive income	250	174	250	174
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—	—
Balance at end of period	250	174	250	174
Accumulated other comprehensive income at end of period	$4,724	$7,265	$4,724	$7,265

Note 15. Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss, net of tax by component is as follows for the years ended December 31, 2021 and 2020:

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$3,581	$—
Other comprehensive income (loss) before reclassifications	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(7,197)	(1,746)
Tax effect	(2,635)	(1,163)
Net other comprehensive income (loss)	11,759	3,581
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	11,759	3,581
Foreign currency translation gain (loss)
Balance at beginning of period	239	—
Other comprehensive income (loss) before reclassifications	20	239
Amounts reclassified from accumulated comprehensive income	—	—
Tax effect	—	—
Net other comprehensive income (loss)	259	239
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—
Balance at end of period	259	239
Accumulated other comprehensive income (loss) at end of period	$12,018	$3,820